Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
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Details of Earnings Per Share

Detail of earnings per share

	For the year ended December 31,
	2015	2016	2017
Net profit (loss) attributable to shareholders of Cellectis ($ in thousands)	(22,796)	(67,255)	(99,368)
Adjusted weighted average number of outstanding shares, used to calculate both basic and diluted net profit per share	34,149,908	35,274,890	35,690,636
Basic / Diluted net profit (loss) per share ($ / share)
Basic net profit (loss) per share ($ /share)	(0.67)	(1.91)	(2.78)
Diluted net profit (loss) per share ($ /share)	(0.67)	(1.91)	(2.78)